Cover Page	6 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Registrant Name	Mizuho Financial Group, Inc.
Entity Central Index Key	0001335730
Current Fiscal Year End Date	--03-31